Subsequent event (Details)	Dec. 10, 2024 shares	Nov. 15, 2024	Nov. 06, 2024 USD ($) TRANCHE	Oct. 15, 2024 USD ($) TRANCHE	Oct. 03, 2024 USD ($) TRANCHE $ / shares shares	Nov. 27, 2024 USD ($)	Nov. 26, 2024 USD ($)	Sep. 30, 2024 USD ($)	Oct. 13, 2023 USD ($)	Feb. 03, 2023 USD ($)
Subsequent event
Aggregate principal amount | $			$ 5,106,599	$ 5,106,599	$ 5,106,599				$ 6,505,000	$ 750,000
Common Stock [Member] | Convertible Subordinated Debt [Member]
Subsequent event
Subordinated convertible notes, common shares					134,667,522
Debt instrument - Conversion price per share | $ / shares					$ 0.078
Supplement Restructuring Plan [Member] | Other Restructuring [Member]
Subsequent event
Restructuring and related activities description		Company plans to decrease its operating footprint by closing 23 treatment centers over the next 45 days, allowing management to focus on its remaining 95 treatment centers.
Madryn Credit Facility
Subsequent event
Number of additional tranches | TRANCHE			2	2	2
Aggregate principal amount | $			$ 5,106,599	$ 5,106,599	$ 5,106,599			$ 120,990,522
Minimum liquidity covenant | $						$ 300,000	$ 3,000,000
Neuronetics, Inc
Subsequent event
Stock converted during period shares acquisitions	2,056,453,835
Percentage of acquisite company stock converted during period shares acquisitions	0.953
Additional stock converted during period shares acquisitions	252,999,770